Shareholder Report, Holdings (Details) - C000032307	Jun. 30, 2026
State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	21.60%
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
U.S. Treasury NotesFR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
U.S. Treasury NotesFR_91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	42.10%
AssetExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	13.30%
AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AssetAsset Backed
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%